Expense Example - Parametric Equity Plus ETF - Parametric Equity Plus ETF	Dec. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	144
Expense Example, with Redemption, 10 Years	$ 350